Leasing Activity, Leasing Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and Expenses, Lessor [Abstract]
Interest income on lease financing	$ 947	$ 904	$ 740
Lease financing	91	92	97
Operating leases	917	961	1,011
Other lease-related revenue	62	178	129
Noninterest income on leases	1,070	1,231	1,237
Total leasing revenue	$ 2,017	$ 2,135	$ 1,977
Leasing Activity Disclosures Textual [Abstract]
Operating lease, lease income, statement of income or comprehensive income [Extensible Enumeration]	Other	Other	Other
Lease expense	$ 606	$ 633	$ 697